Stock-Based Compensation (Summary Of Stock Option Activity) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Stock-Based Compensation [Abstract]
Shares, Outstanding at beginning of year | shares	542,746
Shares, Expired | shares	(300)
Shares Cancelled or forfeited | shares	(3,190)
Shares, Outstanding at end of year | shares	539,256
Shares, Exercisable at end of period | shares	539,256
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 1.46
Weighted Average Exercise Price, Expired | $ / shares	36.75
Weighted Average Exercise Price, Cancelled or forfeited | $ / shares	1.70
Weighted Average Exercise Price, Ending Balance | $ / shares	1.44
Weighted Average Exercise Price, Exercisable at end of period | $ / shares	$ 1.44
Weighted average remaining contractual term ,Outstanding at end of period	5 years 4 months 24 days
Weighted average remaining contractual term , Exercisable at end of period	5 years 4 months 24 days
Intrinsic value, Outstanding at end of year | $	$ 731,080
Intrinsic Value Exercisable at end of period | $	$ 731,080